OTHER EXPENSES (Schedule of Other Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
OTHER EXPENSES [Abstract]
Doubtful debt provision	$ 1,576	$ 1,225	$ 358
Acquisition related expenses	598		149
Total	$ 2,174	$ 1,225	$ 507